Subsequent Events (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2024	Jul. 25, 2024	Jun. 19, 2024	Apr. 01, 2024	Aug. 22, 2023	Apr. 27, 2023	Aug. 31, 2024	Aug. 14, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2024	Jun. 13, 2024	Mar. 01, 2024
Subsequent Event [Line Items]
Proceeds from Notes Payable										$ 250,000			$ 250,000	$ 2,191,308
Minimum listing value of required for market shares					$ 2,500,000
Common stock shares authorized						50,000,000			50,000,000	500,000,000			500,000,000	500,000,000
Reverse stock split						1:8
Listing value of requirred shares					2,500,000
Less: unamortized debt discount
Long-Term Debt										$ 8,806,852			$ 6,101,833
Cash										306,811			226,985
Stock sold for cash (ATM) - net									$ 25,308				$ 25,308
Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable										2,500,000
Promissory note													7.00%
Common stock shares authorized													100,000	100,000
Less: unamortized debt discount										263,036
Cash										27,256
Stock sold for cash (ATM) - net													3,700,000
Related Party [Member]
Subsequent Event [Line Items]
Less: unamortized debt discount										$ 294,287			202,885
Common Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount													$ 12,500
Stock sold for cash (ATM) - net of offering costs, shares									3,357				3,357
Common stock shares authorized													500,000,000	500,000,000
Stock sold for cash (ATM) - net
Common Stock [Member] | Related Party [Member]
Subsequent Event [Line Items]
Common stock shares authorized										1,000,000,000			1,000,000,000
Board of Directors Chairman [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock shares authorized															500,000,000	50,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 1,070,000				$ 495,000
Debt Conversion, Original Debt, Amount				100,000				45,000
Proceeds from Notes Payable				970,000				450,000
Increase in accrued interest				$ 3,000,000				$ 3,000,000
Common stock shares authorized															500,000,000
Reverse stock split		1:2.5 reverse stock split	1:2.5 reverse stock split
Subsequent Event [Member] | Next NRG Holding Corp [Member]
Subsequent Event [Line Items]
Promissory note												7.00%
Common stock shares authorized																	1,000,000,000
Cash												$ 5,500,000
Stock sold for cash (ATM) - net												$ 3,700,000
Subsequent Event [Member] | Ez Fill Holdings Inc [Member] | Related Party [Member]
Subsequent Event [Line Items]
Long-Term Debt, Gross	$ 825,000						$ 825,000
Less: unamortized debt discount	75,000						75,000
Long-Term Debt	$ 750,000						$ 750,000
Short-Term Debt, Description	The notes bear interest at 8% for the first nine (9) months outstanding, then increase to 18%. These advances are unsecured and considered short term. None of the advances are in default.
Stock Issued During Period, Shares, Conversion of Convertible Securities							3,525,341
Account receivable and related to accrued interest percentage							150.00%
Stock Issued During Period, Value, Conversion of Convertible Securities							$ 9,800,449
Debt Instrument, Unamortized Discount (Premium), Net	$ 38,861						$ 38,861
Subsequent Event [Member] | Lender [Member]
Subsequent Event [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares				156,000				62,400
Subsequent Event [Member] | Michael Farkas [Member]
Subsequent Event [Line Items]
Controlling interest rate				20.00%				27.00%
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Promissory note				8.00%				8.00%
Debt Instrument, Convertible, Conversion Price				$ 1.75				$ 1.75
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Promissory note				18.00%				18.00%